Related Party Balances and Transactions - Additional Information (Details) - USD ($)	Jul. 12, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 28, 2016
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired					5.00%
Due to Related Parties, Current		$ 1,626,120	$ 2,102,175
Shangchi Automobile [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	70.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,500,000
Dr. Henglong Chen and its affiliates [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current		932,616	1,227,773
Dr. Henglong Chen and its affiliates [Member] | Shangchi Automobile [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,500,000
Forasen Group, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current		$ 693,504	$ 874,402
Mr. Yulong Chen, a shareholder of the Company [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current				$ 1,537,000